Shareholder Report, Average Annual Return (Details) 195697_F-m Ultrashort Tax-Free Municipal ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m Ultrashort Tax-Free Municipal ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		F/m Ultrashort Tax-Free Municipal ETF NAV
Average Annual Return, Percent	3.16%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.75%
Bloomberg Municipal Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Total Return Index
Average Annual Return, Percent	1.82%
Bloomberg Municipal Bond Currently Callable Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Currently Callable Total Return Index
Average Annual Return, Percent	3.75%